Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Feb. 01, 2023
Registrant Name	dei_EntityRegistrantName	Guggenheim Funds Trust
CIK	dei_EntityCentralIndexKey	0000088525
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	May 26, 2023
Effective Date	dei_DocumentEffectiveDate	May 26, 2023
Prospectus Date	rr_ProspectusDate	Jan. 31, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A